Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6 – CONVERTIBLE NOTES PAYABLE

On March 21, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with certain accredited investors, including certain directors of the Company or their affiliates (the “Note Investors”), and, pursuant to the SPA, sold to the Note Investors Senior Secured Convertible Notes (the “Convertible Notes”) with an aggregate initial principal amount of approximately $9.2 million and a conversion price of $29.60. The Convertible Notes were sold with an aggregate cash origination fee of approximately $200,000, and we issued a total of approximately 3,563 shares of our common stock to the Note Investors as an additional origination fee. The Convertible Notes accrue interest at the rate of 9.75% per annum, which is payable in cash or, for some or all of the first five interest payments, in shares of our common stock at the Company’s option, on the last day of each calendar quarter before the maturity date and on the maturity date. The maturity date of the Convertible Notes is March 31, 2025.

During the quarter ended June 30, 2023 and 2022, the Company issued 35,365 and 14,612 shares of common stock for approximately $136,000 and $251,000 of interest, respectively.

During the six months ended June 30, 2023 and 2022, the Company issued 103,533 and 14,612 shares of common stock for approximately $358,000 and $251,000 of interest expense, respectively. The number of shares issued to each Note Investor was based on the VWAP of the common stock as of the relevant interest payment date, as defined in the Convertible Notes.

In connection with the issuance of the Convertible Notes, the Company issued 17,836 common stock warrants to a broker and its representatives with an estimated grant date fair value of approximately $449,000 which was recorded as a reduction in the carrying value of the Convertible Notes.

On May 23, 2023, the Company entered into an exchange agreement with certain holders (“Holders”) of the Convertible Notes of the Company, pursuant to which the Company agreed to issue 2,346,105 shares of common stock to the Holders in exchange for approximately $8.9 million (or approximately $7.9 million, net of debt issuance costs and discount) of the principal amount of Holders’ Convertible Notes at a price of $3.78 per share (or $4.12 if the Holder is a director, officer or insider of the Company). On June 7, 2023, the Company entered into a further Securities Purchase Agreement and Exchange Agreement with an accredited investor pursuant to which the Company agreed to issue 2,242 Exchange Shares in exchange for $13,000 of the principal amount of the Holder’s Convertible Note at a price of $5.80 per share. The Company also recognized an expense on conversion of convertible notes of approximately $7.5 million, representing the market value of the additional shares issued by the Company in exchange for the Convertible Notes, above the number of shares that the Holders would have received upon conversion at the original conversion price under the Convertible Notes.

On May 23, 2023, the Company solicited the consent of the Convertible Notes Holders to eliminate substantially all of the restrictive covenants and a related event of default in the Convertible Notes. The Company received consent from Holders representing over the necessary 66.67% of the outstanding principal amount under the Convertible Notes.

See Note 8 “Shareholders’ Equity”.

The following is a summary of the convertible notes payable outstanding as of June 30, 2023 (unaudited):

9.75% Convertible Notes due March 31, 2025	$245,000

less:
Unamortized debt issuance and discount costs	(28,806)
$216,194

Future maturities of convertible notes payable as of June 30, 2023:

2025	$245,000
$245,000

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On March 21, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with certain accredited investors, including certain directors of the Company or their affiliates (the “Note Investors”), and, pursuant to the SPA, sold to the Note Investors Senior Secured Convertible Notes (the “Convertible Notes”) with an aggregate initial principal amount of approximately $9.2 million and a conversion price of $29.60. The Convertible Notes were sold with an aggregate cash origination fee of approximately $200,000, and we issued a total of approximately 3,563 shares of our common stock to the Note Investors as an additional origination fee. The Convertible Notes will accrue interest at the rate of 9.75% per annum, which will be payable in cash or, for some or all of the first five interest payments, in shares of our common stock at the Company’s option, on the last day of each calendar quarter before the maturity date and on the maturity date. The maturity date of the Convertible Notes is March 31, 2025.

During the year ended December 31, 2022, a holder of a Convertible Note converted the full principal amount of $50,000 and accrued interest of $406 into 1,690 and 17 shares of our common stock, respectively.

During the year ended December 3, 2022, the Company issued 59,981 shares of common stock for approximately $696,000 of interest related to the Convertible Notes.

In connection with the issuance of the Convertible Notes, the Company issued 17,837 common stock warrants to the broker and its representatives with an estimated grant date fair value of approximately $449,000 which has been recorded as a reduction in the carrying value of the Convertible Notes.

The Company also had a note outstanding to the Stern Trust in the amount of $662,000 that earned interest at 10% per annum. Theodore Stern, the former Trustee of the Stern Trust was formerly a director of the Company. The maturity date of the Stern Note was previously February 29, 2022 and the Stern Trust and the Company mutually agreed to extend the due date to December 31, 2022. The Stern Note was paid in full prior to December 31, 2022.

The following is a summary of convertible notes outstanding as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021

10% convertible note due December 31, 2022	$-	$662,000
9.75% convertible notes due March 31, 2025	9,125,205	-

less
Unamortized debt discount expense	(203,593)	-
Unamortized debt issuance expense	(1,080,112)	-
	$7,841,500	$662,000